Related Party and Party in Interest Transactions (Details) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party and Party in Interest Transactions [Abstract]
Investments, at fair value	$ 80,110,514	$ 79,106,174
Participant notes receivable	209,625	218,218
Administrative expenses	33,461
Artesian Resources Corp. Class A Non-Voting Common Stock [Member]
Related Party and Party in Interest Transactions [Abstract]
Investments, at fair value	$ 2,666,229	$ 4,317,229